Label	Element	Value
Prospectus [Line Items]	rr_ProspectusLineItems
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Apr. 11, 2023
Entity Registrant Name	dei_EntityRegistrantName	TIDAL TRUST II
Entity Central Index Key	dei_EntityCentralIndexKey	0001924868
Entity Inv Company Type	dei_EntityInvCompanyType	N-1A
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Apr. 11, 2023
Document Effective Date	dei_DocumentEffectiveDate	Apr. 21, 2023
Prospectus Date	rr_ProspectusDate	Apr. 21, 2023
Veridien Climate Action ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	VERIDIEN CLIMATE ACTION ETF - FUND SUMMARY
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Veridien Climate Action ETF (the “Fund”) seeks long-term growth of capital by investing in public companies with technologies and business models that contribute to climate change mitigation.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund (“Shares”). You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Example below.

Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Shares are held in a taxable account. These costs, which are not reflected in total annual fund operating expenses or in the Example, affect the Fund’s performance. Because the Fund is newly organized, portfolio turnover information is not yet available.

Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Based on estimated amounts for the current fiscal year
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. The Example does not take into account brokerage commissions that you may pay on your purchases and sales of Shares. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by investing in equity securities (or corresponding American Depositary Receipts (“ADRs”)) of U.S. and foreign companies, whose activities, business models, or products make a substantial contribution to mitigating climate change. The Fund invests in ADRs to gain exposure to foreign companies, which may include those based in both developed and emerging markets. The Fund may invest in exchange-traded ADRs only if they trade on a U.S. exchange contemporaneously with the Fund’s shares.

The Fund’s sub-adviser, Veridien Global Investors LLC (the “Sub-Adviser”) uses proprietary industry research and a proprietary valuation analysis process to evaluate companies that are candidates for the Fund’s portfolio. The Sub-Adviser employs a multi-step investment process to construct the Fund’s portfolio.

The Fund’s initial universe of candidates includes over ten thousand micro-, small-, mid-, and large-capitalization companies. A micro-capitalization company has a total market capitalization of $300 million or less.

Step 1 (Eligibility for Climate Change Mitigation Objective): From this initial universe, the Sub-Adviser’s methodology requires that a target company is active in a business activity that contributes to mitigating climate change. Examples of such business activities include, but are not limited to, conservation forestry, restoration of wetlands, manufacture of renewable energy technologies, manufacture of low carbon technologies for transport, manufacture of batteries, electricity generation from renewable sources, installation and operation of electric heat pumps, infrastructure for rail transport, data-driven solutions for greenhouse gas (GHG) emissions reductions and professional services related to the energy performance of buildings. The Sub-Adviser also considers companies engaged in “enabling” activities that contribute indirectly to mitigating climate change. For example, the Sub-Adviser will include companies engaged in enabling activities relating to developing renewable energy systems, such as e companies that provide electrical equipment or industrial automation and management of electricity consumption supporting renewable energy sources.

To determine whether a company satisfies Step 1, the Sub-Adviser reviews the target companies’ business activities, and as part of this process uses the “EU Taxonomy,” a globally recognized environmental classification system, as a tool in conducting its analysis. See “Additional Information About the Fund’s Principal Investment Strategies” in the statutory prospectus for more information about the EU Taxonomy.

As part of its Step 1 analysis, the Sub-Adviser reviews data and analysis from third-party vendors (e.g., Sustainalytics Morningstar EU Taxonomy Solutions, Bloomberg), which provides analysis on activities that contribute to mitigating climate change for over 10,500 public companies. The Sub-Adviser then supplements this third-party data with proprietary analysis and research to ensure company analysis reflects current company fundamentals and business activities. The Sub-Adviser analyses detailed product and service sales data to determine each product’s and service’s contribution to mitigating climate change. In instances where a company does not currently report key metrics, the Sub-Adviser analyses business lines, manufacturing processes, and financial statements to identify an industry peer or peer group as a proxy. See “Additional Information About the Fund’s Principal Investment Strategies” in the statutory prospectus for more information about the third-party data.

Step 2 (Substantial Contribution to Mitigating Climate Change): The Sub-Adviser assesses the financials of each company that passes Step 1 to determine the scope of its financial alignment to making a substantial contribution to mitigating climate change. In particular, the Sub-Adviser evaluates a company’s revenues, capital expenditures (CAPEX), and operating expenditures (OPEX).

●	Revenue is the total amount of income generated by the sale of goods and services from a company’s business operations.

●	CAPEX are funds used by a company to acquire, upgrade, and maintain physical assets (e.g., property, buildings, technology, or equipment). A company may use CAPEX to undertake new projects or investments.

●	OPEX are expenses a company incurs through its normal business operations. OPEX may include rent, equipment, inventory costs, marketing, payroll, insurance, and funds allocated for research and development.

Generally, a company is deemed to be making a “substantial contribution to mitigating climate change” and, thus, is eligible for inclusion in the Fund’s portfolio, if:

●	Greater than 50% of the company’s revenue is derived from activities that contribute to mitigating climate change, and/or

●	Greater than 50% of the company’s CAPEX or OPEX is spent on activities that contribute to mitigating climate change.

To make this determination, the Sub-Adviser generally reviews company reporting and financial statements and may rely on data and analysis from third-party data vendors. The Sub-Adviser performs a financial analysis of the company’s product and service sales data, including CAPEX and OPEX data (broken down by category), and determines each product’s and service’s contribution to mitigating climate change. The determination of whether a company is making a substantial contribution to mitigating climate change is made in the context of a company’ size and business. For example, a small company with a limited product line may still be considered to be a significant contributor to mitigating climate change if it satisfies the revenue or CAPEX/OPEX tests described above, even though the company by itself may have a limited ability to impact global climate conditions. In addition, companies that are investing significantly in mitigation activities, by satisfying the revenue or CAPEX/OPEX test described above, may be eligible even though they may currently not be a low carbon emitter.

Step 3 (Fundamental Analysis): The Sub-Adviser next analyzes each remaining candidate based on various qualitative and financial metrics in a four-step process:

1.	Positioning – The Sub-Adviser seeks to determine the importance of decarbonization trends on the company’s business model, outlook for demand for the company’s products or services, and catalysts for value creation.

2.	Qualitative Assessment – which includes the company’s competitive positioning, supply and delivery risks, and its management’s track record.

3.	Financial Analysis - The Sub-Adviser analyzes each company’s:

●	financial statements – the balance sheet, cash flow statements, and income statement that provide details about the balance of income and expenditure over the preceding period; and

●	capital allocation decisions of the company – whether the company reinvests profits in capital expenditures or uses profits for mergers and acquisitions, debt repayment, share buybacks, or dividend payments to shareholders.

4.	Technical Analysis– The Sub-Adviser looks at stock price movements and volume. This stage of analysis also includes a review of the quality of financial information reporting by the company, insider transactions such as purchases or sales of shares by company insiders, and availability of broker coverage of the stock.

Step 4 (Derivation of Risk-Adjusted Target Price): For companies that have passed the initial steps, the Sub-Adviser engages in a deeper analysis of the potential target company and derives a Risk-Adjusted Target Price using a proprietary valuation analysis. The analysis may include, but is not limited to, a company’s target market prospects, its regulatory environment, its management quality, unexplained stock price movements, and other company-specific factors. The Risk-Adjusted Target Price represents the Sub-Adviser’s view of the intrinsic value of a stock.

Step 5 (Portfolio Construction): Under normal market conditions, the Fund’s portfolio will include the securities of companies that the Sub Adviser believes have a Risk-Adjusted Target Price that is significantly above the then-current market price of the security at the time of investment. The weight of the companies in the Fund’s portfolio will be determined by the Sub-Adviser’s view of the potential upside between the security’s current market price and its Risk-Adjusted Target Price. The Fund’s portfolio will typically hold the securities of between 35 and 50 companies.

Under normal market conditions, the Fund’s holdings of micro-cap stocks will represent less than 10% of the portfolio.

The Sub-Adviser evaluates the Fund’s portfolio on a continual basis and adjusts the respective weights of companies in the Fund’s portfolio based on the difference between the market price and Risk-Adjusted Target Price. Portfolio positions are added to and trimmed such that the position size of companies in the portfolio are weighted according to the Sub-Adviser’s adjusted view of the potential upside between the security’s current market price and its Risk-Adjusted Target Price.

Under normal circumstances, the Fund will invest at least 80% of its net assets, plus any borrowings for investment purposes, in companies making a substantial contribution to mitigating climate change. The Fund’s “80%” policy is non-fundamental and can be changed without shareholder approval. However, Fund shareholders would be given at least 60 days’ notice prior to any such change.

Risk [Heading]	rr_RiskHeading	Principal Investment Risks
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus. When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance. Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund. Updated performance information will be available on the Fund’s website at www.CLIA-ETF.com.

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	When such information is included, this section will provide some indication of the risks of investing in the Fund by showing changes in the Fund’s performance history from year to year and showing how the Fund’s average annual total returns compare with those of a broad measure of market performance.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information for the Fund is not included because the Fund has not completed a full calendar year of operations as of the date of this Prospectus.
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.CLIA-ETF.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	Although past performance of the Fund is no guarantee of how it will perform in the future, historical performance may give you some indication of the risks of investing in the Fund.
Veridien Climate Action ETF | Veridien Climate Action ETF
Prospectus [Line Items]	rr_ProspectusLineItems
Trading Symbol	dei_TradingSymbol	CLIA
Management Fees (as a percentage of Assets)	rr_ManagementFeesOverAssets	0.85%
Distribution and Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (as a percentage of Assets):	rr_OtherExpensesOverAssets	none	[1]
Expenses (as a percentage of Assets)	rr_ExpensesOverAssets	0.85%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	$ 87
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	$ 271

[1]	Based on estimated amounts for the current fiscal year